SHARE BASED COMPENSATION (Details 5)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 Nonvested shares USD ($)	Mar. 31, 2014 Nonvested shares CNY	Mar. 31, 2013 Nonvested shares USD ($)	Mar. 31, 2013 Nonvested shares CNY	Mar. 31, 2012 Nonvested shares USD ($)
Number of shares
Outstanding at the beginning of the period (in shares)				895,000	895,000	1,146,750	1,146,750	306,000
Granted (in shares)				280,000	280,000	100,000	100,000	1,060,000
Vested (in shares)				(265,000)	(265,000)	(334,250)	(334,250)	(116,245)
Forfeited (in shares)				(100,000)	(100,000)	(17,500)	(17,500)	(103,005)
Outstanding at the end of the period (in shares)				810,000	810,000	895,000	895,000	1,146,750
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)				$ 4.633		$ 4.788		$ 2.949
Granted (in dollars per share)				$ 2.145		$ 2.015		$ 4.963
Vested (in dollars per share)				$ 4.963		$ (4.348)		$ 2.076
Forfeited (in dollars per share)				$ 2.015		$ 1.904		$ 4.470
Outstanding at the end of the period (in dollars per share)				$ 3.989		$ 4.633		$ 4.788
Additional disclosures
Total fair value of shares vested (in dollars)				$ 560,975		$ 829,077		$ 527,371
Number of vested shares reacquired upon vesting to satisfy the minimum tax withholding obligation				51,676	51,676	44,564	44,564
Consideration to reacquire vested shares upon vesting to satisfy the minimum tax withholding obligation	$ 91,352	567,881	913,453		567,881		913,453